NOTES PAYABLE (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Notes payable	$ 952,008	$ 998,234
Unamortized debt discount	(24,525)	(15,608)
Less: current portion, net	(927,483)	(982,626)
Long-term notes payable, net	$ 0	$ 0